FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE, ASSETS AND LIABILITIES

The following table presents assets and liabilities that were measured at fair value in the Consolidated Balance Sheets on a recurring basis as of March 31, 2023:

	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	As of March 31, 2023
Liabilities
Warrant liability- Term Loan	$4,021	$4,021	$-	$-	$4,021
Warrant liability- Private placement warrants	120	120	-	120	-
Total liabilities	$4,141	$4,141	$-	$120	$4,021

The following table presents assets and liabilities that were measured at fair value in the Consolidated Balance Sheets on a recurring basis as of December 31, 2022:

	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	As of December 31, 2022
Liabilities
Warrant liability- Term Loan	$30,841	$30,841	$-	$-	$30,841
Warrant liability- Private placement warrants	1,990	1,990	-	1,990	-
Total liabilities	$32,831	$32,831	$-	$1,990	$30,841

	As of December 31, 2022
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities
Warrant liability-Term Loan	$30,841	$30,841	$-	$-	$30,841
Warrant liability-Private Placement Warrants	1,990	1,990	-	1,990	-
Total liabilities	$32,831	$32,831	$-	$1,990	$30,841